Warrants (Details 2) - Warrant [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Number of Warrants
Outstanding - Beginning Balance	503,523	2,280,000	2,280,000
Exercisable - Beginning Balance	503,523	2,280,000	2,280,000
Granted	186,508		3,868,523
Exercised	(283,530)		(5,472,500)
Forfeited or Expired		(60,000)	(172,500)
Outstanding - Ending Balance	406,501	2,220,000	503,523
Exercisable - Ending Balance	406,501	2,220,000	503,523
Weighted Average Exercise Price per Share
Outstanding - Beginning Balance	$ 0.95	$ 0.72	$ 0.72
Exercisable - Beginning Balance	0.95	0.72	0.72
Granted	0.99		0.18
Exercised	0.01		0.23
Forfeited or Expired		2.91	3.61
Outstanding - Ending Balance	1.62	0.66	0.95
Exercisable - Ending Balance	$ 1.62	$ 0.66	$ 0.95
Weighted Average Contractual Life in Years
Outstanding, Beginning Balance	1 year 11 months 15 days	3 years 5 months 9 days	3 years 5 months 9 days
Exercisable, Beginning Balance	1 year 11 months 15 days	3 years 5 months 9 days	3 years 5 months 9 days
Outstanding, Ending Balance	2 years 11 months 23 days	3 years 11 days	1 year 11 months 12 days
Exercisable, Ending Balance	2 years 11 months 23 days	3 years 11 days	1 year 11 months 12 days
Aggregate Intrinsic Value
Outstanding	$ 43,690	$ 838,450	$ 258,328
Exercisable	$ 43,690	$ 838,450	$ 258,328